Income Taxes - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, Domestic	$ 118,200,000					$ 118,200,000
Operating Loss Carryforwards Domestic Prior Year	69,900,000					69,900,000
Deferred Tax Assets Operating Loss Carryforwards Domestic to Future Period	$ 48,400,000					48,400,000
Operating Loss Carryforwards, Expiration Period	2036
State credit carryforwards	$ 37,300,000					$ 37,300,000
Net operating loss expiration year						2036
Operating Loss Carryforwards, Foreign	6,900,000					$ 6,900,000
Research and development tax credit carryforwards	3,900,000					$ 3,900,000
Tax Credits Begin To Expiration Year						2034
Decrease in valuation allowance	1,100,000					$ 1,100,000
Unrecognized tax benefit	$ 0					$ 0
U.S. statutory tax rate				21.00%		21.00%	21.00%
Effective tax rate		13.00%	(7.00%)	(3.00%)	(7.00%)	(0.07%)	(0.03%)